Location Contracts Acquired - Schedule of Finite-Lived Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 20,475
2021	20,475
2022	20,475
2023	20,475
2024	20,267
Thereafter	64,615
Location contracts acquired, net	$ 166,783	$ 126,038